ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Map Plus NPSM

Supplement dated May 12, 2009 to the Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information, each dated May 1, 2009, as amended

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (“SAI”).
Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

Oppenheimer Developing Markets Fund (Class A) is available to all plans effective May 1,
2009.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.109860-09A	May 2009